Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001746576
Registrant Name	Vistra Operations Company LLC
Registration File Number	333-298811-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES